Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	€ 3,390,677	€ 4,688,461	€ 3,702,982
General and administrative	2,296,596	901,765	921,520
Total operating expenses	5,687,273	5,590,226	4,624,502
Loss from operations	(5,687,273)	(5,590,226)	(4,624,502)
Other income (expense)
Awards and Subsidies	150,000
Other income	19,657	5,966	36,331
Finance expense	(11,716)	(7,754)	(9,552)
Total other income (expense), net	157,941	(1,788)	26,779
Loss before income taxes	(5,529,332)	(5,592,014)	(4,597,723)
Income taxes benefit (expenses)
Net loss	(5,529,332)	(5,592,014)	(4,597,723)
Net loss and comprehensive loss	(5,529,332)	(5,592,014)	(4,597,723)
Loss per share information:
Net loss	€ (5,529,332)	€ (5,592,014)	€ (4,597,723)
Net loss per share - basic and diluted	€ (0.37)
Weighted average number of shares outstanding - basic and diluted	15,083,825